Document And Entity Information	Mar. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	Aterian, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 23, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38937
Entity, Tax Identification Number	83-1739858
Entity, Address, City or Town	Summit
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07901
Entity, Address, Address Line One	350 Springfield Avenue Suite #200
City Area Code	347
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001757715